Consolidated balance sheets (Parenthetical) (USD $)	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Preferred stock, shares authorized	600,000	600,000	600,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	64,030	66,165	51,346
Common stock, shares outstanding	64,030	66,165	51,346
Class B Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	357,882	357,882	357,882
Common stock, shares outstanding	357,882	357,882	357,882
Class C Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	209,882	209,882	209,882
Common stock, shares outstanding	209,882	209,882	209,882
Class D Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	279,999	279,999	279,999
Common stock, shares outstanding	279,999	279,999	279,999
Class E Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	10,000,000	10,000,000	10,000,000
Common stock, shares issued	504,276	504,276	504,276
Common stock, shares outstanding	504,276	504,276	504,276
Class F Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	1	1	1
Common stock, shares issued	1	1	1
Common stock, shares outstanding	1	1	1
Class G Common Stock
Common stock, par value	$ 0.01	$ 0.01	$ 0.01
Common stock, shares authorized	3	3	3
Common stock, shares issued	3	3	3
Common stock, shares outstanding	3	3	3